Revenue - Additional Information (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Revenue from rendering of services		R$ 320,376
Bottom of range [member]
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Percentage of customer representing revenue		10.00%
Top of range [member]
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Percentage of customer representing revenue		10.16%
Boa Vista Servicos S A [member]
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Revenue from rendering of services	R$ 494,615		R$ 872,293	R$ 751,282
Percentage of entity's revenue	11.90%	7.00%	9.82%	11.25%
Revenue from contracts with customers	R$ 3,795		R$ 10,730	R$ 0